Nature of Operations and Items Impacting Basis of Presentation - Gain by Transaction Component (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - Assurant Employee Benefits - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of entities	$ 0.0	$ 0.0	$ 6.6
Novations, resulting in recognized gains	0.0	0.0	59.1
Loss on retroactive reinsurance component, before realized gains	0.0	0.0	(109.6)
Net loss prior to realized gains on transferred securities supporting retroactive component	0.0	0.0	(43.9)
Realized gains on transferred securities supporting retroactive component	0.0	0.0	141.5
Amortization of deferred gains	46.4	90.0	356.1
Total	$ 46.4	90.0	$ 453.7
Amortization of deferred gains, subsequent notations		$ 1.4